Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Expense [Abstract]
Disclosure of income tax expense (recovery)

	2023	2022
Current income tax expense	$85,672	$37,068
Deferred income tax expense (recovery)	9,240	(4,292)
Total income tax expense	$94,912	$32,776

Disclosure of income tax expense (recovery) by geographic area	Income tax expense (recovery) attributable to each geographical jurisdiction for the Company is as follows:

	2023	2022
Türkiye	$91,744	$(1,251)
Canada	3,168	33,721
Netherlands	—	306
	$94,912	$32,776

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates
Income tax expense differs from the amount that would arise from applying the Canadian federal and provincial statutory income tax rates to earnings (loss) before income tax as follows:

	2023	2022
Earnings (loss) before income tax	$13,634	$(44,433)

Income tax at statutory tax rate of 26.5%	3,613	(11,775)
Increase (decrease) due to:
Difference between Canadian and foreign tax rates(1)	10,814	(11,406)
Change in unrecognized deductible temporary differences(2)	63,483	51,858
Impact of foreign currency on deferred tax balances	6,323	(3,831)
Non-deductible costs	3,298	6,102
Local mining taxes	1,427	1,330
Impact of tax legislation/rate change	5,933	—
Other	21	498
Income tax expense	$94,912	$32,776
(1)Income tax expense in 2023 included $11.5 million withholding tax expense (2022 - $1.0 million withholding tax recovery) related to the Öksüt Mine.
(2)The change in unrecognized deductible temporary differences consists of $33.3 million for Canada (December 31, 2022 - $64.0 million), $19.9 million for the United States (December 31, 2022 - ($6.0) million) and $10.3 million for Türkiye (December 31, 2022 - ($6.1) million).

Disclosure of temporary difference, unused tax losses and unused tax credits
The following are significant components of deferred income tax assets and liabilities:

	2023	2022
Deferred income tax assets
Provisions and Tax Credits	$49,122	$41,753
Tax losses	58,381	73,227
Total deferred income tax assets	$107,503	$114,980
Deferred income tax liabilities
Inventory	$(2,232)	$(5,950)
Property, plant and equipment	(52,680)	(55,849)
Investments in subsidiaries	(11,500)	—
Total deferred income tax liabilities	$(66,412)	$(61,799)
Net deferred income tax assets	$41,091	$53,181

Disclosure of deferred taxes
After offsetting deferred income tax assets against deferred income tax liabilities in the same taxable entity, the resulting balances are as follows:

	2023	2022
Deferred income tax assets	$57,900	$61,900
Deferred income tax liabilities	(16,809)	(8,719)
Net deferred income tax assets	$41,091	$53,181

A reconciliation of the movements of the net deferred income tax assets is provided below:

	2023	2022
Balance at the beginning of year	$53,181	$46,439
Deferred income tax (expense) recovery recognized in the statements of loss	(9,240)	4,292
Deferred income tax (expense) recovery recognized in other comprehensive loss	(2,850)	2,450
Balance at the end of the year	$41,091	$53,181

Disclosure of deferred tax assets not recognized
The Company has not recognized deferred income tax assets with respect to the following deductible temporary differences:

	2023	2022
Deductible temporary differences(1)	$465,700	$458,400
British Columbia mining tax deductible temporary differences	776,600	655,200
British Columbia mining tax credits	1,700	1,300
Capital losses	7,000	4,800
Total deductible temporary differences	$1,251,000	$1,119,700
(1)The deductible temporary differences consist of $306.9 million for Canada (December 31, 2022 - $335.1 million), $116.0 million for the United States (December 31, 2022 - $123.3 million) and $42.8 million for Türkiye (December 31, 2022 - nil).

Capital loss carryforwards
The capital loss carry forwards and deductible temporary differences have no expiry date.

Expiry dates of tax losses	2029	Thereafter	Total
Non-capital tax losses(1)
Canada	$9,746	$770,207	$779,953
United States	909	281,530	282,439
	$10,655	$1,051,737	$1,062,392
(1)Represents the gross amount of tax loss carry forwards translated at the closing exchange rate as at December 31, 2023.